FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Commodity risk - Cash flow hedges $ in Thousands, pound in Millions, gal in Millions	Jan. 02, 2022 USD ($) gal pound	Jan. 03, 2021 USD ($) gal pound
Disclosure of detailed information about hedging instruments [line items]
Financial assets, fair value	$ 57,977	$ 1,843
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	251.0	16.2
Financial assets, fair value	$ 56,419	$ 1,582
Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound		3.9
Financial assets, fair value		$ (781)
Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | gal	5.7	6.4
Financial assets, fair value	$ 1,558	$ 1,042
Accounts payable and accrued liabilities (1)
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(102)	(1,039)
Accounts payable and accrued liabilities (1) | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	0
Accounts payable and accrued liabilities (1) | Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value		(781)
Accounts payable and accrued liabilities (1) | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(102)	(258)
Financial assets included in prepaid expenses, deposits and other current assets
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	58,079	2,882
Financial assets included in prepaid expenses, deposits and other current assets | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	56,419	1,582
Financial assets included in prepaid expenses, deposits and other current assets | Swap contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		0
Financial assets included in prepaid expenses, deposits and other current assets | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 1,660	$ 1,300